CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 878,838	$ 231,849
Restricted cash and short-term deposits	21,693	34,025
Trade accounts receivable	41,545	28,912
Inventories	692	536
Amounts due from related parties	475	3,484
Assets held for sale	721	83,044
Other current assets	314,542	543,747
Total current assets	1,258,506	925,597
Non-current assets
Restricted cash	112,350	72,048
Equity method investments	104,108	52,215
Asset under development	1,152,032	877,838
Vessels and equipment, net	1,137,053	1,264,419
Non-current assets held for sale	0	1,614,732
Non-current amounts due from related parties	3,472	0
Other non-current assets	512,039	141,446
Total assets	4,279,560	4,948,295
Current liabilities
Current portion of long-term debt and short-term debt	(344,778)	(703,170)
Trade accounts payable	(8,983)	(4,929)
Accrued expenses	(32,833)	(32,872)
Liabilities held for sale	(373)	(429,836)
Other current liabilities	(27,445)	(136,414)
Total current liabilities	(414,412)	(1,307,221)
Non-current liabilities
Long-term debt	(844,546)	(920,130)
Non-current liabilities held for sale	0	(450,068)
Other non-current liabilities	(120,428)	(92,959)
Total liabilities	(1,379,386)	(2,770,378)
EQUITY
Share capital 107,225,832 common shares of $1.00 each issued and outstanding (2021: 108,222,604)	(107,226)	(108,223)
Additional paid-in capital	(1,936,746)	(1,972,859)
Contributed surplus	(200,000)	(200,000)
Accumulated other comprehensive loss	5,811	10,834
Retained (earnings)/losses	(262,063)	539,598
Total stockholders’ equity	(2,500,224)	(1,730,650)
Non-controlling interests	(399,950)	(447,267)
Total equity	(2,900,174)	(2,177,917)
Total liabilities and equity	$ (4,279,560)	$ (4,948,295)